Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 17 – Commitments and Contingencies

Equity Line of Credit

On September 1, 2022, the Company entered into a Purchase Agreement (the “ELOC Purchase Agreement”) with Tysadco Partners, LLC (“Tysadco”). Pursuant to the ELOC Purchase Agreement, Tysadco has agreed to purchase from the Company, from time to time upon delivery by the Company to Tysadco of “Request Notices,” and subject to the other terms and conditions set forth in the ELOC Purchase Agreement, up to an aggregate of $10,000,000 of the Company’s common stock. The purchase price of the shares of common stock to be purchased under the Purchase Agreement will be equal to 88% of the lowest daily “VWAP” during the period of 10 trading days beginning five trading days preceding the applicable Request. Each purchase under the Purchase Agreement will be in a minimum amount of $25,000 and a maximum amount equal to the lesser of (i) $1,000,000 and (ii) 500% of the average daily trading value of the common stock over the seven trading days preceding the delivery of the applicable Request Notice.

In connection with the ELOC Purchase Agreement, the Company entered into a Registration Rights Agreement with Tysadco under which the Company agreed to file a registration statement with the Securities and Exchange Commission covering the shares of common stock issuable under the ELOC Purchase Agreement and conversion of the Commitment Fee Shares (the “Registration Rights Agreement”). There have not been any advances on this arrangement to date.

Contingent Compensation

On August 22, 2023, the Company entered into an advisor agreement with an individual to provide consulting and business advisory services to the Company. Pursuant to the agreement, the Company has agreed to compensate the consultant a fee of $5,000 per month, which is to be deferred until the Company completes the of sale of its equity securities in a transaction, or related series of transactions, resulting in aggregate gross proceeds to the Company of at least $5,000,000, while the Advisor is providing Services (the “Qualified Offering”). Within 60 days of the closing of a Qualified Offering, the Company shall pay to Advisor a cash bonus of up to $200,000. The advisor shall have no participation in any manner or form with any Qualified Offering.

On May 23, 2023, the Company appointed Joerg Sommer to be the Company’s President. In connection with his appointment, the Company entered into an offer letter with Mr. Sommer (the “Offer Letter”) under which he will initially be paid an annual base salary of $60,000, which will increase to $240,000 upon the closing of an offering of the Company’s equity securities that results in gross proceeds to the Company of at least $5,000,000. Mr. Sommer received 1,500,000 shares of the Company’s common stock upon his appointment as President; and is entitled to be issued an additional 1,500,000 shares of the Company’s common stock within 60 days of the closing of a Qualified Offering. Mr. Sommer will also be entitled to a bonus of up $380,000 upon the sale of the Company’s equity securities during the term of his employment, as set forth below;

$200,000 upon the Company raising $2 million

$80,000 upon the Company raising an additional $1 million

$60,000 upon the Company raising an additional $1 million

$40,000 upon the Company raising an additional $1 million

Note 18 – Commitments and Contingencies

Equity Line of Credit

On September 1, 2022, the Company entered into a Purchase Agreement (the “ELOC Purchase Agreement”) with Tysadco. Pursuant to the ELOC Purchase Agreement, Tysadco has agreed to purchase from the Company, from time to time upon delivery by the Company to Tysadco of “Request Notices,” and subject to the other terms and conditions set forth in the ELOC Purchase Agreement, up to an aggregate of $10,000,000 of the Company’s common stock. The purchase price of the shares of common stock to be purchased under the Purchase Agreement will be equal to 88% of the lowest daily “VWAP” during the period of 10 trading days beginning five trading days preceding the applicable Request. Each purchase under the Purchase Agreement will be in a minimum amount of $25,000 and a maximum amount equal to the lesser of (i) $1,000,000 and (ii) 500% of the average daily trading value of the common stock over the seven trading days preceding the delivery of the applicable Request Notice.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In connection with the ELOC Purchase Agreement, the Company entered into a Registration Rights Agreement with Tysadco under which the Company agreed to file a registration statement with the Securities and Exchange Commission covering the shares of common stock issuable under the ELOC Purchase Agreement and conversion of the Commitment Fee Shares (the “Registration Rights Agreement”). There have not been any advances on this arrangement to date.

Commitment for the Sale of Series B Preferred Stock

On October 3, 2022, the Company and ISIAH International, LLC (“ISIAH International”), an entity in which the Company’s CEO, Isiah L. Thomas, III, is the sole member, entered into a securities purchase agreement under which ISIAH International has agreed to purchase from the Company an aggregate of 33,333 shares of the Company’s Series B Preferred Stock (the “Series B Shares”), initially convertible into an aggregate of three million three hundred thirty three thousand three hundred (3,333,300) shares of the Company’s common stock, for a total purchase price of $499,995. To date, no purchases under this agreement have occurred.